CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 136,104,867	$ 132,375,915	$ 117,029,154
COST OF GOODS SOLD	115,585,803	117,721,799	100,932,528
GROSS PROFIT	20,519,064	14,654,116	16,096,626
Selling expenses	(327,365)	(598,832)	(734,159)
General and administrative expenses	(5,263,914)	(6,002,121)	(6,376,383)
Total Operating Expenses	(5,591,279)	(6,600,953)	(7,110,542)
LOSS FROM OPERATIONS	14,927,785	8,053,163	8,986,084
Financial expenses, net	1,621,486	1,610,337	2,827,138
INCOME BEFORE INCOME TAX	13,514,370	6,589,934	6,249,530
INCOME TAX	2,129,387	691,556	926,048
NET INCOME	11,384,983	5,898,378	5,323,482
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,272,303)	6,606,207	(6,975,100)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,272,303)	6,606,207	(6,975,100)
COMPREHENSIVE INCOME (LOSS)	4,107,150	11,951,518	(2,151,127)
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	0	0	0
COST OF GOODS SOLD	0	0	0
GROSS PROFIT	0	0	0
Selling expenses	0	0	0
General and administrative expenses	263,002	146,687	279,893
Total Operating Expenses	263,002	146,687	279,893
LOSS FROM OPERATIONS	(263,002)	(146,687)	(279,893)
Financial expenses, net	268	317	184
Equity in income of subsidiaries	10,927,690	5,492,315	5,104,050
INCOME BEFORE INCOME TAX	10,664,956	5,345,311	4,823,973
INCOME TAX	0	0	0
NET INCOME	10,664,956	5,345,311	4,823,973
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,284,660)	6,606,207	(6,975,100)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,284,660)	6,606,207	(6,975,100)
COMPREHENSIVE INCOME (LOSS)	$ 4,380,296	$ 11,951,518	$ (2,151,127)